Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment consist of the following:

	As of December 31,
	2023	2024
Land	$1,020	$952
Buildings	2,499	2,334
Buildings improvements	152	142
Laboratory equipment	793	741
Office equipment	120	112
Transportation equipment	23	21
Other equipment	52	48
Leasehold improvements	150	140
Construction in progress	139	135
	4,948	4,625
Less: accumulated depreciation	(1,562)	(1,576)
Property and equipment, net	$3,386	$3,049